Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Shares [Abstract]
Summary of Preferred Shares activities
The Company’s Preferred Shares activities for the years ended December 31, 2019 and 2020, before their conversion into ordinary shares of the Company, are summarized below:

	Redeemable Ordinary Shares		Series A		Series A1		Series A2		Series B		Series B1		Series B2		Series C		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of December 31, 2018	—	—	78,108,625	532,353	67,802,375	498,581	11,671,400	108,002	160,481,700	2,274,403	133,272,750	2,685,499	38,163,575	880,635	—	—	489,500,425	6,979,473

Issuance of Preferred Shares post extinguishment	—	—	—	—	—	—	—	—	—	—	—	—	—	—	79,590,650	1,801,402	79,590,650	1,801,402
Accretion on Preferred Shares to redemption value post extinguishment	—	—	—	65,206	—	61,073	—	13,255	—	287,695	—	394,944	—	119,880	—	18,997	—	961,050
Repurchase of the Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	(2,197,900)	(48,447)	—	—	(2,197,900)	(48,447)

Balances as of December 31, 2019	—	—	78,108,625	597,559	67,802,375	559,654	11,671,400	121,257	160,481,700	2,562,098	133,272,750	3,080,443	35,965,675	952,068	79,590,650	1,820,399	566,893,175	9,693,478

Issuance of Preferred Shares of Series C	—	—	—	—	—	—	—	—	—	—	—	—	—	—	234,840,210	6,639,361	234,840,210	6,639,361
Accretion on Preferred Shares to Redemption Value post Extinguishment	—	—	—	64,863	—	60,854	—	13,635	—	332,743	—	586,803	—	186,043	—	912,803	—	2,157,744
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	—	—	(78,108,625)	(662,422)	(67,802,375)	(620,508)	(11,671,400)	(134,892)	(160,481,700)	(2,894,841)	(133,272,750)	(3,667,246)	(35,965,675)	(1,138,111)	(314,430,860)	(9,372,563)	(801,733,385)	(18,490,583)

Balances as of December 31, 2020	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—